Trade receivables - Disclosure of net trade receivables per class by currency (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Financial assets	€ 238,898	€ 391,480	€ 389,975
Trade receivables
Disclosure of financial assets [line items]
Financial assets	31,324	141,306	249,331
Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	23,484	100,917	183,209
Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	2,857	22,723	42,745
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	4,983	17,666	23,377
EUR | Trade receivables
Disclosure of financial assets [line items]
Financial assets	20,657	82,417	151,757
EUR | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	18,561	75,520	134,117
EUR | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	549	5,647	12,132
EUR | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,547	1,250	5,508
TRY | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,552
TRY | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,552
TRY | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0
TRY | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0
GBP | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,753	20,686	31,735
GBP | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	649	15,198	25,356
GBP | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	85	4,136	5,417
GBP | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,019	1,352	962
MAD | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,480
MAD | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	410
MAD | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,070
MAD | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0
RUB | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,419
RUB | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	266
RUB | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0
RUB | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,153
SGD | Trade receivables
Disclosure of financial assets [line items]
Financial assets		10,368	20,409
SGD | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets		6	19
SGD | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets		9,818	19,513
SGD | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets		544	877
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	4,463	27,835	45,430
Other | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	2,046	10,193	23,717
Other | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	1,153	3,122	5,683
Other | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	€ 1,264	€ 14,520	€ 16,030